Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	$ 0.3	$ 0.4
Expenses related to leases that are classified as short term	$ 13.8	$ 2.5